Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2011
Employee Benefit Plans
Net Periodic Benefit Cost of the Defined Benefit Plans

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Service cost	¥9,706	¥8,719	¥9,328	$113
Interest cost	5,058	4,307	4,480	54
Expected return on plan assets	(3,543)	(3,023)	(3,182)	(38)
Amortization of net actuarial losses	3,260	4,735	3,088	37
Amortization of prior service cost	(202)	(1,148)	(1,148)	(14)

Net periodic benefit cost	¥14,279	¥13,590	¥12,566	$152

Reconciliation of the Changes in Projected Benefit Obligation and the Fair Value of Plan Assets

	Millions of yen		Translation into millions of U.S. dollars
	As of or for the year ended March 31
	2010	2011	2011
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥229,881	¥215,761	$2,607
Service cost	8,719	9,328	113
Interest cost	4,307	4,480	54
Actuarial loss	(13,218)	(647)	(8)
Benefits paid	(14,423)	(15,406)	(186)
Other	495	137	2

Projected benefit obligation at end of year	¥215,761	¥213,653	$2,582

Change in plan assets:
Fair value of plan assets at beginning of year	¥116,484	¥122,632	$1,482
Actual return on plan assets	12,927	1,865	23
Employer contributions	993	4,407	53
Benefits paid	(7,772)	(8,177)	(99)

Fair value of plan assets at end of year	¥122,632	¥120,727	$1,459

Funded status at end of year	(93,129)	(92,926)	(1,123)

Amounts recognized in the consolidated balance sheets	¥(93,129)	¥(92,926)	$(1,123)

The Projected Benefit Obligation, Accumulated Benefit Obligation, and Fair Value of Plan Assets for Pension Plans with ABO and PBO in Excess of Plan Assets

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Plans with ABO in excess of plan assets:
PBO	¥215,761	¥213,653	$2,582
ABO	212,183	211,425	2,555
Fair value of plan assets	122,632	120,727	1,459
Plans with PBO in excess of plan assets:
PBO	¥215,761	¥213,653	$2,582
ABO	212,183	211,425	2,555
Fair value of plan assets	122,632	120,727	1,459

Amounts in Accumulated Other Comprehensive Income, Pre-Tax, That Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost

	Millions of yen	Translation into millions of U.S. dollars
	For the year ended March 31
	2011	2011
Net actuarial loss	¥68,227	$824
Net prior service cost	(14,094)	(170)

Total	¥54,133	$654

Amounts in Accumulated Other Comprehensive Income, Pre-Tax, Expected to be Recognized as Components of Net Periodic Benefit Cost over the Next Fiscal Year

	Millions of yen	Translation into millions of U.S. dollars
	For the year ending March 31
	2012	2012
Net actuarial loss	¥3,088	$37
Net prior service cost	(1,148)	(14)

Total	¥1,940	$23

Schedule of the Weighted-Average Assumptions Used To Determine PBO

	March 31
	2010	2011
Discount rate	2.2%	2.1%
Rate of increase in compensation levels	2.5%	2.5%

The Weighted-Average Assumptions Used To Determine Net Periodic Benefit Costs

	Year ended March 31
	2009	2010	2011
Discount rate	2.0%	2.2%	2.1%
Rate of increase in compensation levels	2.5%	2.5%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information about the Plan Assets at Fair Value

	Millions of yen
	March 31, 2010
	Level 1	Level 2	Level 3	Balance as of March 31, 2010
Pension plan assets:
Equities	¥28,803	¥—	¥—	¥28,803
Private equity	—	—	892	892
Japanese government securities	48,365	—	—	48,365
Japanese agency and municipal securities	275	—	—	275
Foreign government securities	3,751	—	—	3,751
Bank and corporate debt securities	—	520	—	520
Investment trust funds and other(1)	—	11,230	9,371	20,601
Life insurance company general accounts	—	18,204	—	18,204
Other assets	—	1,221	—	1,221

Total	¥81,194	¥31,175	¥10,263	¥122,632

	Millions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Balance as of March 31, 2011
Pension plan assets:
Equities	¥23,121	¥—	¥—	¥23,121
Private equity	—	—	838	838
Japanese government securities	47,099	—	—	47,099
Japanese agency and municipal securities	—	—	—	—
Foreign government securities	—	—	—	—
Bank and corporate debt securities	—	—	—	—
Investment trust funds and other(1)	—	18,290	8,807	27,097
Life insurance company general accounts	—	19,344	—	19,344
Other assets	—	3,228	—	3,228

Total	¥70,220	¥40,862	¥9,645	¥120,727

	Translation into millions of U.S. dollars
	March 31, 2011
	Level 1	Level 2	Level 3	Balance as of March 31, 2011
Pension plan assets:
Equities	$279	$—	$—	$279
Private equity	—	—	10	10
Japanese government securities	569	—	—	569
Japanese agency and municipal securities	—	—	—	—
Foreign government securities	—	—	—	—
Bank and corporate debt securities	—	—	—	—
Investment trust funds and other(1)	—	221	107	328
Life insurance company general accounts	—	234	—	234
Other assets	—	39	—	39

Total	$848	$494	$117	$1,459

(1)	Includes hedge funds and real estate funds.

Plan Assets for Which Level 3 Inputs Are Utilized To Determine the Fair Value

	Millions of yen
	Year ended March 31, 2010
	Balance as of April 1, 2009	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2010
Private equity	¥980	¥(12)	¥(76)	¥—	¥892
Investment trust funds and other	1,411	4	7,956	—	9,371

Total	¥2,391	¥(8)	¥7,880	¥—	¥10,263

	Millions of yen
	Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2011
Private equity	¥892	¥5	¥(59)	¥—	¥838
Investment trust funds and other	9,371	(376)	(188)	—	8,807

Total	¥10,263	¥(371)	¥(247)	¥—	¥9,645

	Translation into millions of U.S. dollars
	Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2011
Private equity	$11	$0	$(1)	$—	$10
Investment trust funds and other	113	(5)	(1)	—	107

Total	$124	$(5)	$(2)	$—	$117

Expected Benefit Payments

Year ending March 31	Millions of yen	Translation into millions of U.S. dollars
2012	¥9,091	$110
2013	8,413	102
2014	8,650	105
2015	9,346	113
2016	9,961	120
2017-2021	51,484	622